UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Oct. 31, 2021	$ 10,100	$ 1,250	$ 39,776,761		$ (1,090,060)	$ 199,653	$ 96,709	$ 489			$ 38,994,902
Balance at the beginning (in shares) at Oct. 31, 2021	2,020,000	250,000
Increase (Decrease) in Stockholders' Equity
Net loss for the year	$ 0	$ 0	0	$ 0	(3,503,707)	0	0	(20)			(3,503,727)
Foreign currency translation adjustment	0	0	0	$ 0	0	0	(947,898)	(14)			(947,912)
Issuance of ordinary share for services	$ 2,136		2,586,692								2,588,828
Issuance of ordinary share for services (in shares)	427,200
Treasury stock purchase (in shares)				90,000
Balance at the end at Apr. 30, 2022	$ 12,236	$ 1,250	42,363,453	$ 90,000	(4,593,767)	199,653	(851,189)	455			37,132,091
Balance at the end (in shares) at Apr. 30, 2022	2,447,200	250,000
Balance at the beginning at Oct. 31, 2022	$ 12,636	$ 1,250	42,663,012	$ 0	(5,800,817)	226,253	(3,620,712)	400			33,482,022
Balance at the beginning (in shares) at Oct. 31, 2022	2,527,200	250,000		(10,000)					2,537,200	250,000
Increase (Decrease) in Stockholders' Equity
Cancellation of treasury stock				$ 0
Cancellation of treasury stock (in shares)				10,000
Net loss for the year	$ 0	$ 0	0	$ 0	(1,486,253)	0	0	0			(1,486,253)
Foreign currency translation adjustment	0	0	0	0	0	0	1,485,955	23			1,485,978
Issuance of ordinary share for services	$ 2,450	$ 0	1,065,550	0	0	0	0	0			1,068,000
Issuance of ordinary share for services (in shares)	490,000	0
Shares issued for adjustment for 1:5 reverse split	$ 38	$ 0	(38)	$ 0	0	0	0	0			0
Shares issued for adjustment for 1:5 reverse split (in shares)	7,545
Treasury stock purchase (in shares)		0		0
Balance at the end at Apr. 30, 2023	$ 15,124	$ 1,250	$ 43,728,524	$ 0	$ (7,287,070)	$ 226,253	$ (2,134,757)	$ 423			$ 34,549,747
Balance at the end (in shares) at Apr. 30, 2023	3,024,745	250,000		0					3,024,745	250,000